Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Dec. 30, 2023	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following is a tabular presentation of pay vs performance presenting certain information regarding the compensation earned by the Chief Executive Officer and the Named Executive Officers, and comparing such information to a "total shareholder return" (or "TSR") measure.

Year	Summary Compensation Table (SCT) Total for Principal Executive Officer (PEO)(1)(3) ($)	Compensation Actually Paid to PEO(2) ($)	Average SCT Total for Non-PEO NEOs (1)(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on: Company TSR ($)	Company Net Income (Loss) (in thousands) ($)
2023	1,160,744	1,149,340	628,350	618,795	29	(2,718)
2022	976,093	271,437	498,379	(204,682)	30	(35,079)
2021	1,512,883	1,744,532	690,563	1,025,365	216	1,616

Named Executive Officers, Footnote		For all years presented the Named Executive Officers were: Daniel K. Frierson (PEO); D. Kennedy Frierson, Jr. and T.M. Nuckols, Jr.
PEO Total Compensation Amount	$ 1,160,744		$ 976,093	$ 1,512,883
PEO Actually Paid Compensation Amount	1,149,340		271,437	1,744,532
Adjustment To PEO Compensation, Footnote	To determine amounts actually paid with respect to equity awards [as defined and required by applicable rules] the following amounts were included:

	2023		2022		2021
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation from Summary Compensation Table	1,160,744	628,350	976,093	498,379	1,512,883	690,563
Less: Amount reported in the "Stock Awards" column of the SCT	(25,192)	(13,646)	(346,079)	(142,620)	(362,877)	(183,876)
Plus: Year end fair value of equity awards granted in the year	18,160	9,837	99,881	40,543	575,493	291,611
Increase (decrease) in fair value of outstanding and unvested awards	(4,117)	(5,595)	(310,298)	(566,823)	37,750	232,075
Increase (decrease) in fair value of equity awards granted in prior years that vested in the year	(255)	(151)	(148,160)	(34,161)	(18,717)	(5,008)
Compensation Actually Paid Total	1,149,340	618,795	271,437	(204,682)	1,744,532	1,025,365

Non-PEO NEO Average Total Compensation Amount	628,350		498,379	690,563
Non-PEO NEO Average Compensation Actually Paid Amount	$ 618,795		(204,682)	1,025,365
Adjustment to Non-PEO NEO Compensation Footnote	To determine amounts actually paid with respect to equity awards [as defined and required by applicable rules] the following amounts were included:

	2023		2022		2021
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation from Summary Compensation Table	1,160,744	628,350	976,093	498,379	1,512,883	690,563
Less: Amount reported in the "Stock Awards" column of the SCT	(25,192)	(13,646)	(346,079)	(142,620)	(362,877)	(183,876)
Plus: Year end fair value of equity awards granted in the year	18,160	9,837	99,881	40,543	575,493	291,611
Increase (decrease) in fair value of outstanding and unvested awards	(4,117)	(5,595)	(310,298)	(566,823)	37,750	232,075
Increase (decrease) in fair value of equity awards granted in prior years that vested in the year	(255)	(151)	(148,160)	(34,161)	(18,717)	(5,008)
Compensation Actually Paid Total	1,149,340	618,795	271,437	(204,682)	1,744,532	1,025,365

Total Shareholder Return Amount		$ 29	30	216
Net Income (Loss)		$ (2,718,000)	(35,079,000)	1,616,000
PEO Name		Daniel K. Frierson
Additional 402(v) Disclosure		he Summary Compensation Table upon which this is based presents bonuses in the year in which they were accrued (although paid following year-end), while equity awards are shown for the year such awards were granted.
PEO | Equity Awards, Increase (Decrease) in Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (25,192)	(346,079)	(362,877)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,160	99,881	575,493
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,117)	(310,298)	37,750
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(255)	(148,160)	(18,717)
Non-PEO NEO | Equity Awards, Increase (Decrease) in Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,646)	(142,620)	(183,876)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,837	40,543	291,611
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,595)	(566,823)	232,075
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (151)	$ (34,161)	$ (5,008)